Investments in Real Estate (Details Textual) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2013 sqft	Dec. 31, 2012	Aug. 29, 2013	Dec. 31, 2013 Berry Hill Development [Member] sqft	Dec. 31, 2012 Berry Hill Development [Member]	Dec. 17, 2012 Berry Hill Development [Member]	Oct. 18, 2012 Berry Hill Development [Member]
Real Estate Property [Line Items]
Real Estate Accumulated Depreciation, Depreciation Expense	$ 4,358,584	$ 1,150,477
Amortization of Deferred Leasing Fees	1,454,192	1,685,593
Security Deposits Received	234,184	234,370
Our Ownership Interest in Property Owner			28.36%			5.158%	58.575%
Approx. Rentable Square Footage	1,183,496			194,275
Investments						4,200,000
Approximate Rentable Square Footage For Mda Apartments	8,200
Concessions Costs	617,000
Projected Development Costs	33,700,000			27,700,000
Projected Development Costs Per Unit	129,580
Sale of joint venture equity interest for affiliate	8,300,000		5,524,412
Equity Method Investments	$ 1,254,307	$ 2,398,902			$ 4,157,759